RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - Key management personnel of entity or parent [member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Printing and legal services	CAD 17	CAD 27
Printing and legal services, outstanding balance	CAD 0	CAD 3